Waxess USA ORGANIZATION AND BUSINESS (Waxess USA, Inc.)	12 Months Ended
Dec. 31, 2010
Waxess USA, Inc.
Waxess USA ORGANIZATION AND BUSINESS	1. ORGANIZATION AND BUSINESS

Waxess USA, Inc. (the “Company” or “Waxess”) was incorporated on February 4, 2008 under the laws of the state of California and, on the date of incorporation, certain assets from Waxess, Inc. a Delaware company, were transferred to the Company. Waxess USA, Inc. and Waxess, Inc. are related parties as defined by generally accepted accounting principles.  Waxess USA, Inc. is engaged in the development and marketing of telecommunication devices capable of converging traditional landline, cellular and data services based on patented technology.  The Company designs and markets a dual mode communication terminal (“DMCT”) under the name cell@homeTM, which is a wireless (cellular) and PSTN (landline) communications device for the home and small office.

As discussed more fully in Note 16, the Company was merged into Waxess Holdings, Inc. on February 4, 2011.